Stock-based compensation expense (Details)	May 04, 2020 $ / shares shares
Debt Disclosure [Abstract]
Number of shares | shares	300,000
Vesting date	Jul. 15, 2021
Maturity date	Jul. 15, 2026
Maturity date	Jul. 15, 2027
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.50
Risk free rate	0.46%
Dividend yield	0.00%
Dividend yield	0.00%
Exercise multiple	2 years 9 months 18 days
Expected terms (years) from the date of granting	6 years 2 months 12 days
Expected terms (years) from the date of granting	7 years 2 months 12 days
Expected volatility	48.73%
Expected volatility	47.74%
Value per Option	$ 0.612
Value per Option	$ 0.632